Note 11 - Other Comprehensive Income (Details) - Other Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Change in net unrealized gains on available-for-sale securities:
Unrealized holding gains (losses) arising during period, pretax	$ 12,863,346		$ (26,280,225)
Unrealized holding gains (losses) arising during period, tax	4,356,021		(9,697,464)
Unrealized holding gains (losses) arising during period, net of tax	8,507,325		(16,582,761)
Reclassification adjustment for losses (gains) included in income, pretax	(710,632)	[1]	(2,499,511)	[1]
Reclassification adjustment for losses (gains) included in income, tax	(224,098)	[2]	(319,944)	[2]
Reclassification adjustment for losses (gains) included in income, net of tax	(486,534)		(2,179,567)
Adjustment for effect of deferred acquisition costs, pretax	(293,231)		894,503
Adjustment for effect of deferred acquisition costs, tax	(99,699)		304,130
Adjustment for effect of deferred acquisition costs, net of tax	(193,532)		590,373
Net unrealized gains (losses) on investments, pretax	11,859,483		(27,885,233)
Net unrealized gains (losses) on investments, tax	4,032,224		(9,713,278)
Net unrealized gains (losses) on investments, net of tax	7,827,259		(18,171,955)
Change in defined benefit pension plan:
Actuarial net loss gain on pension plan	(3,231,218)		2,839,812
Actuarial net loss on pension plan	(1,098,614)		965,536
Actuarial net loss on pension plan	(2,132,604)		1,874,276
Amortization of actuarial net loss in net periodic pension cost, pretax	390,413	[3]	772,646	[3]
Amortization of actuarial net loss in net periodic pension cost, tax	132,740	[2]	262,700	[2]
Amortization of actuarial net loss in net periodic pension cost, net of tax	257,673		509,946
Net change in defined benefit pension plan	(2,840,805)		3,612,458
Net change in defined benefit pension plan	(965,874)		1,228,236
Net change in defined benefit pension plan	(1,874,931)		2,384,222
Total other comprehensive income (loss), pretax	9,018,678		(24,272,775)
Total other comprehensive income (loss), tax	3,066,350		(8,485,042)
Total other comprehensive income (loss), net of tax	$ 5,952,328		$ (15,787,733)

[1]	These items appear within net realized gains on investments in the consolidated income statements.
[2]	These items appear within federal income taxes in the consolidated income statements.
[3]	These items are included in the computation of net periodic benefit cost (see Note 6).